Expense Example {- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-03 - Fidelity Managed Retirement 2015 Fund - Fidelity Advisor Managed Retirement 2015 Fund: Class Z6
Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 28
3 years	85
5 years	147
10 years	$ 329